Related Parties	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
Related parties

Note 9. Related parties

Transactions between related parties

The Group has entered into loan agreements with certain shareholders, executives and directors. The amounts outstanding are unsecured and in the case of default on payment, a fine of 2% may be imposed on the total value of the loans.

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

	June 30, 2024	December 31, 2023
Related party loan—Pierre Schurmann(i)	9,739	8,890
Related party loan—Aury Ronan Francisco(ii)	-	977
Total loans from related parties	9,739	9,867

(i)	Nuvini S.A. entered into three loan agreements with Pierre Schurmann as of 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3,300 with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1,039 interest equivalent to 23.25% per year. The third agreement entered into on December 15, 2022, in the principal amount of R$3,200 with interest of 10 % per year and 100% of CDI. All outstanding loan balances are classified as a short-term loan.

(ii)	This loan was received on September 3, 2021, from Aury Ronan Francisco, in the amount of R$3,700. On September 29, 2021, the Group paid R$3,000 of the principal amount, with the remaining R$700 outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. As of December 31, 2023, the remaining balance of the loan remains outstanding and accruing interest. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of June 30, 2024.

Key management compensation

The compensation of the Group’s executive management team is determined based on the Group’s compensation policy considering the performance of professionals, business areas and market trends.

Key management compensation is summarized as follows:

	June 30, 2024	December 31, 2023
Short-term compensation (including salary)	47	434
Short-term employee benefits	24	72
Termination benefits	-	62
Share-based compensation	17,354	16,685
Total	17,425	17,253